Financial Risk Management Objectives and Policies - Sensitivity Analysis for Foreign Exchange Risk (Details) - EUR (€) € in Thousands	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Change in EUR/USD + 10%
Disclosure of detailed information about hedged items [line items]
Losses and gains recognized in profit or loss	€ 29,859	€ 34,060
Change in EUR/USD - 10%
Disclosure of detailed information about hedged items [line items]
Losses and gains recognized in profit or loss	(36,495)	(41,629)
Change in EUR/GBP + 10%
Disclosure of detailed information about hedged items [line items]
Losses and gains recognized in profit or loss	(4,591)	216
Change in EUR/GBP - 10%
Disclosure of detailed information about hedged items [line items]
Losses and gains recognized in profit or loss	5,611	(265)
Change in EUR/CAD + 10%
Disclosure of detailed information about hedged items [line items]
Losses and gains recognized in profit or loss	2,467	3,851
Change in EUR/CAD - 10%
Disclosure of detailed information about hedged items [line items]
Losses and gains recognized in profit or loss	€ (3,015)	€ (4,707)